Non-Cash Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Non-Cash Transactions
Shares issued for exploration and evaluation assets	$ 2,000	$ 4,620
Shares issued for compensation		500
Exploration and evaluation expenditures included in accounts payable	3,113	2,081
Aqualung Carbon Capture expenditure included in accounts payable	$ 1
Demonstration plant expenditures included in accounts payable		$ 68